Long-term debt - Narrative (Details) $ in Thousands			12 Months Ended
	Jun. 27, 2014 CAD	Sep. 23, 2011 CAD	Dec. 31, 2015 option $ / CAD	Dec. 31, 2014 USD ($) $ / CAD	Dec. 31, 2014 CAD $ / CAD
Debt Instrument [Line Items]
Foreign current exchange rate at year end | $ / CAD			0.72	0.86	0.86
Subordinated Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	CAD 19,000,000	CAD 36,000,000
Interest rate	9.00%	9.00%
Amended Initial Debentures [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	CAD 36,000,000
New Debentures [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	CAD 55,000,000
Number of extension options | option			6
Term of extensions	6 months
Embedded derivative fair value	CAD 1,249,000
Minimum [Member] | New Debentures [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	10,000,000
Debt Instrument, Redemption, Period One [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt redemption price	1,150	CAD 1,150
Debt Instrument, Redemption, Period Two [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Debt redemption price	CAD 1,100	CAD 1,100
New Accounting Pronouncement, Early Adoption, Effect [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Debt issuance costs				$ 1,486	CAD 1,964,000
New Accounting Pronouncement, Early Adoption, Effect [Member] | Other Assets [Member]
Debt Instrument [Line Items]
Debt issuance costs				$ (1,486)	CAD (1,964,000)